UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 February 17, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 24
Form 13F Information Table Value Total: 70669


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
ABITIBI-CONSOLIDATED ICOM            003687100     911   1940222   SH       SOLE              1940222
ALCATEL LUCENT        ADR            013904305     836    389022   SH       SOLE              389022
BARCLAYS              COM            06738E204    4392    448215   SH       SOLE              448215
BRILLIANCE CHINA AUTO SPONSORED ADR  10949Q105     671    128530   SH       SOLE              230730
CHINA YUCHAI INTL LTD COM            G21082105    8439   2197845   SH       SOLE              2197845
CHINA AUTOMOTIVE INTL COM            16936R105    1368    403630   SH       SOLE              403630
CHINA SOUTHERN AIRLINECOM            169409109    4567    538005   SH       SOLE              274226
CHIQUITA BRANDS INTL ICOM            170032809   11324    766175   SH       SOLE              766175
GENWORTH FINANCIAL INCCOM            37247D106    3283   1160293   SH       SOLE              1160293
HARTFORD FINL SVCS    COM            416515104    2463    150000   SH       SOLE              150000
HUNTSMAN CORP         COM            447011107    1011    293973   SH       SOLE              293973
KT CORP               SPONSORED ADR  48268K101    4157    283376   SH       SOLE              283376
LEGG MASON            COM            524901105    1708     77979   SH       SOLE               77979
LG PHILIP LCD CO LTD  SPONS ADR REP  50186V102    1484    179300   SH       SOLE              179300
MILACRON INC          COM            598709301     110    526720   SH       SOLE              821400
NORTEL NETWORKS       COM            656568508     861   3312618   SH       SOLE              3312618
QIAO XING MOBILE COMM COM            G73031109    8123   3198366   SH       SOLE              1131367
QIAO XING UNIVERSAL TECOM            G7303A109     261    140839   SH       SOLE              140839
QIMONDA               SPONS ADR      746904101    3120   8212331   SH       SOLE              3565100
SANMINA SCI CORP      COM            800907107     636   1355300   SH       SOLE              1355300
SEMICONDUCTOR MFTG    ADR            81663N206      46     21982   SH       SOLE               21982
SIFY LIMITED          SPONSORED ADR  82655M107    1728   1137461   SH       SOLE              1137461
UBS AG                COM            H89231338    1388     97116   SH       SOLE              263417
UTSTARCOM INC         COM            918076100    7782   4206661   SH       SOLE              4206661
                                                 70669

</SEC-DOCUMENT>